Related Parties	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Related Parties
(30) Related Parties
(a) Related Party Transactions
Honda mainly purchases materials, supplies and services from affiliates and joint ventures, and sells finished goods, parts used in its products, equipment and services to them in the ordinary course of business. Transactions with affiliates and joint ventures are generally made at values that approximate arm’s-length
prices.

The balances of receivables and payables with affiliates and joint ventures as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Receivables:
Affiliates	¥22,518	¥19,120
Joint ventures	237,880	204,126

Total	¥260,398	¥223,246

Payables:
Affiliates	¥141,576	¥108,267
Joint ventures	35,044	27,128

Total	¥176,620	¥135,395

The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Sales revenue:
Affiliates	¥119,725	¥113,814	¥109,615
Joint ventures	744,435	724,712	722,896

Total	¥864,160	¥838,526	¥832,511

Purchase:
Affiliates	¥1,407,755	¥1,416,729	¥1,241,314
Joint ventures	143,800	135,787	166,885

Total	¥1,551,555	¥1,552,516	¥1,408,199

Unrecognized commitment
At the Board of Directors Meeting held on October 30, 2019, Honda has determined to conduct tender offers targeting our affiliates which are Keihin Corporation, Showa Corporation and Nissin Kogyo Co., Ltd. (collectively, the “Target Companies”), to obtain all of the common shares of the Target Companies (excluding the common shares of the Target Companies owned by Honda and treasury shares owned by the Target Companies), and to make the Target Companies our consolidated subsidiaries.
Honda, Hitachi Automotive Systems, Ltd. (a consolidated subsidiary of Hitachi, Ltd.), the Target Companies and Hitachi, Ltd. entered into the basic contract (the “Basic Contract”) to conduct a management integration through implementation of the absorption-type merger in which Hitachi Automotive Systems, Ltd. will be the surviving company, and the Target Companies will be the disappearing companies (the “Absorption-type Merger”) after making the Target Companies our consolidated subsidiaries. Honda and Hitachi, Ltd. have agreed in the Basic Contract that in the Absorption-type Merger, common shares of the surviving company after the Absorption-type Merger (the “Integrated Company”) will be allotted to Honda as the consideration for the merger, in a merger ratio where the number of voting rights of the Integrated Company held by Honda will account for 33.4% of the number of voting rights held by all shareholders of the Integrated Company. Consequently, the Integrated Company will be our affiliate.
Furthermore, the ratio of the total share value of the Target Companies as of the effective time of the Absorption-type Merger to Hitachi Automotive Systems, Ltd.’s share value does not necessarily correspond to the above merger ratio. Given the above, in order to have the ratio of the total share value of the Target Companies to Hitachi Automotive Systems, Ltd.’s share value correspond to the above merger ratio, the share values of the Target Companies will be adjusted through acquisitions of treasury shares by the Target Companies. The Basic Contract contains the terms that Honda to provide financial assistance including loans to the Target Companies at the interest rate generally available for other transaction and other terms and conditions depending upon the Target Companies’ financial need to achieve the adjustment of the share value.
(b) Compensation to Key Management
Compensation paid to the directors of the Company for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Remuneration	¥719	¥732	¥691
Bonus	231	172	101
Stock compensation	—	125	140

Total	¥950	¥1,029	¥932

(c) Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2020 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Sales	100.0
Honda Aero., Inc.	U.S.A.	Manufacturing	100.0
Honda North America, Inc.	U.S.A.	Coordination of Subsidiaries Operation	100.0
Honda of America Mfg., Inc.	U.S.A.	Manufacturing	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Aircraft Company, LLC	U.S.A.	Research & Development, Manufacturing and Sales	100.0
Honda Manufacturing of Alabama, LLC	U.S.A.	Manufacturing	100.0
Honda Manufacturing of Indiana, LLC	U.S.A.	Manufacturing	100.0
Honda Transmission Mfg. of America, Inc.	U.S.A.	Manufacturing	100.0
Honda R&D Americas, Inc.	U.S.A.	Research & Development	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda of the U.K. Manufacturing Ltd.	U.K.	Manufacturing	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Bank GmbH	Germany	Finance	100.0
Honda Turkiye A.S	Turkey	Manufacturing and Sales	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation and Sales	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Precision Parts Manufacturing	Indonesia	Manufacturing	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Honda Taiwan Co., Ltd.	Taiwan	Sales	100.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Leasing (Thailand) Co., Ltd.	Thailand	Finance	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Manufacturing Co., Ltd.	Thailand	Manufacturing	83.0
A.P. Honda Co., Ltd.	Thailand	Sales	61.0
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda Motor de Argentina S.A.	Argentina	Manufacturing and Sales	100.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Banco Honda S.A.	Brazil	Finance	100.0
Honda Automoveis do Brasil Ltda.	Brazil	Manufacturing and Sales	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0